Consolidated Statements of Income - Tradeweb Markets LLC - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Successor
Revenues
Gross revenue	$ 178,637,000
Net revenue	178,637,000
Expenses
Employee compensation and benefits	80,436,000
Depreciation and amortization	33,020,000
General and administrative including from related parties of $180, $539, $719 and $740 in the period ended December 31, 2018, September 30, 2018, December 31, 2017 and December 31, 2016, respectively	11,837,000
Technology and communications including from related parties of $740, $2,220, $2,960 and $2,960 in the period ended December 31, 2018, September 30, 2018, December 31, 2017 and December 31, 2016, respectively	9,907,000
Professional fees	8,194,000
Occupancy including from related parties of $155, $466, $621 and $600 in the period ended December 31, 2018, September 30, 2018, December 31, 2017 and December 31, 2016, respectively	3,308,000
Total Expenses	146,702,000
Operating income	31,935,000
Interest income including from related parties of $17, $34, $40 and $80 in the period ended December 31, 2018, September 30, 2018, December 31, 2017 and December 31, 2016, respectively	787,000
Income before taxes	32,722,000
Provision for income taxes	(3,415,000)
Net income	$ 29,307,000
Net income per share (Note 18)
Basic	$ 0.13
Diluted	$ 0.13
Weighted average number of shares outstanding
Basic	222,221,628
Diluted	222,243,851
Successor | Transaction Fee Revenue
Revenues
Gross revenue	$ 97,130,000
Successor | Subscription Fee Revenue
Revenues
Gross revenue	33,052,000
Successor | Commissions Revenue
Revenues
Gross revenue	32,840,000
Successor | Refinitiv Market Data Fees
Revenues
Gross revenue	13,467,000
Successor | Other
Revenues
Gross revenue	$ 2,148,000
Predecessor
Revenues
Gross revenue		$ 505,771,000	$ 562,968,000	$ 518,404,000
Contingent consideration to related parties		(26,830,000)	(58,520,000)	(26,224,000)
Net revenue		478,941,000	504,448,000	492,180,000
Expenses
Employee compensation and benefits		209,053,000	248,963,000	228,584,000
Depreciation and amortization		48,808,000	68,615,000	80,859,000
General and administrative including from related parties of $180, $539, $719 and $740 in the period ended December 31, 2018, September 30, 2018, December 31, 2017 and December 31, 2016, respectively		23,056,000	33,973,000	27,392,000
Technology and communications including from related parties of $740, $2,220, $2,960 and $2,960 in the period ended December 31, 2018, September 30, 2018, December 31, 2017 and December 31, 2016, respectively		26,598,000	30,013,000	28,239,000
Professional fees		20,360,000	19,351,000	18,158,000
Occupancy including from related parties of $155, $466, $621 and $600 in the period ended December 31, 2018, September 30, 2018, December 31, 2017 and December 31, 2016, respectively		10,732,000	14,441,000	15,817,000
Total Expenses		338,607,000	415,356,000	399,049,000
Operating income		140,334,000	89,092,000	93,131,000
Interest income including from related parties of $17, $34, $40 and $80 in the period ended December 31, 2018, September 30, 2018, December 31, 2017 and December 31, 2016, respectively		1,726,000	1,140,000	644,000
Interest expense from related parties			(455,000)	(1,339,000)
Income before taxes		142,060,000	89,777,000	92,436,000
Provision for income taxes		(11,900,000)	(6,129,000)	725,000
Net income		$ 130,160,000	$ 83,648,000	$ 93,161,000
Net income per share (Note 18)
Basic		$ 0.60	$ 0.39	$ 0.44
Diluted		$ 0.60	$ 0.39	$ 0.44
Weighted average number of shares outstanding
Basic		215,365,920	212,568,635	210,979,704
Diluted		215,365,920	212,568,635	210,979,704
Predecessor | Transaction Fee Revenue
Revenues
Gross revenue		$ 273,751,000	$ 267,020,000	$ 230,171,000
Predecessor | Subscription Fee Revenue
Revenues
Gross revenue		107,130,000	144,409,000	141,419,000
Predecessor | Commissions Revenue
Revenues
Gross revenue		79,830,000	96,745,000	91,663,000
Predecessor | Refinitiv Market Data Fees
Revenues
Gross revenue		36,851,000	50,125,000	50,564,000
Predecessor | Other
Revenues
Gross revenue		$ 8,209,000	$ 4,669,000	$ 4,587,000